INCOME TAX EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Expenses
Schedule of Balances of Deferred Tax Asset (Liability)
Balances of deferred tax asset (liability) in NIS millions are attributable to the following items:

Balance of deferred tax asset (liability) in respect of	As at January 1, 2018	Charged to the income statement	As at December 31, 2018	Charged to the income statement	Charged to retained earnings upon implementation of IFRS 16	As at December 31, 2019	Charged to the income statement	As at December 31, 2020
Allowance for credit losses	45	(2)	43	(4)		39	(5)	34
Provisions for employee rights	15	2	17	1		18	(5)	13
Depreciable fixed assets and software	(27)	8	(19)	8		(11)	12	1
Lease - Right-of-use assets	-		-	17	(151)	(134)	(18)	(152)
Leases liabilities	-		-	(15)	157	142	19	161
Intangibles, deferred expenses and carry forward losses	16	(24)	(8)	(11)		(19)	(14)	(33)
Options granted to employees	6	(1)	5	1		6	*	6
Other	*	*	*	*		*	(1)	(1)
Total	55	(17)	38	(3)	6	41	(12)	29

*   Representing an amount of less than 1 million.
** In the reporting periods charges to other comprehensive income were in amounts of less than NIS 1 million.

	New Israeli Shekels
	December 31,
	2019	2020
	In millions
Deferred tax assets
Deferred tax assets to be recovered after more than 12 months	173	188
Deferred tax assets to be recovered within 12 months	85	76
	258	264
Deferred tax liabilities
Deferred tax liabilities to be recovered after more than 12 months	164	184
Deferred tax liabilities to be recovered within 12 months	53	51
	217	235
Deferred tax assets, net	41	29

Schedule of Reconciliation of Theoretical Tax Expense
Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates applicable to companies in Israel (see (a) above), and the actual tax expense:

	New Israeli Shekels
	Year ended December 31,
	2018	2019	2020
	In millions
Profit before taxes on income,
as reported in the income statements	63	19	27
Theoretical tax expense	14	4	6
Increase in tax resulting from disallowable deductions	9	5	4
Taxes on income in respect of previous years	(15)	(7)	3
Temporary differences and tax losses for which no deferred income
tax asset was recognized	(1)	(2)	(3)
Income tax expenses	7	*	10

 * Representing an amount of less than NIS 1 million.

Schedule of Taxes on Income Included in Income Statements
Taxes on income included in the income statements:

	New Israeli Shekels
	Year ended December 31,
	2018	2019	2020
	In millions
For the reported year:
Current	6	3	2
Deferred, see (c) above	17	4	5
In respect of previous years:
Current	(15)	(7)	(4)
Deferred, see (c) above	(1)		7
	7	*	10

* Representing an amount of less than NIS 1 million.